UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS CLASSIC VALUES FUND

FORM N-Q

AUGUST 31, 2006

LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited)	August 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 82.9%
CONSUMER DISCRETIONARY - 25.0%
Hotels, Restaurants & Leisure - 6.0%
93,600	Cheesecake Factory Inc.*	$2,329,704
115,900	CKE Restaurants Inc.	1,799,927
116,650	McDonald’s Corp.	4,187,735
75,829	Scientific Games Corp., Class A Shares*	2,204,349

	Total Hotels, Restaurants & Leisure	10,521,715

Household Durables - 1.7%
211,400	Blount International Inc.*	1,913,170
57,000	Universal Electronics Inc.*	1,025,430

	Total Household Durables	2,938,600

Leisure Equipment & Products - 1.8%
156,200	Hasbro Inc.	3,170,860

Media - 2.1%
123,000	Walt Disney Co.	3,646,950

Multiline Retail - 2.6%
100,200	Federated Department Stores Inc.	3,805,596
13,400	J.C. Penney Co. Inc.	844,736

	Total Multiline Retail	4,650,332

Specialty Retail - 9.5%
100,700	Claire’s Stores Inc.	2,752,131
254,200	Finish Line Inc., Class A Shares	2,829,246
89,000	Foot Locker Inc.	2,144,900
211,400	Jo-Ann Stores Inc.*	3,130,834
55,000	Lowe’s Cos. Inc.	1,488,300
151,800	RadioShack Corp.	2,741,508
72,100	Ross Stores Inc.	1,765,729

	Total Specialty Retail	16,852,648

Textiles, Apparel & Luxury Goods - 1.3%
71,900	Jones Apparel Group Inc.	2,250,470

	TOTAL CONSUMER DISCRETIONARY	44,031,575

CONSUMER STAPLES - 5.7%
Beverages - 2.0%
51,500	Molson Coors Brewing Co., Class B Shares	3,620,450

Food & Staples Retailing - 0.6%
44,080	Nash Finch Co.	1,007,228

Food Products - 1.5%
247,000	Del Monte Foods Co.	2,741,700

Personal Products - 1.6%
209,900	Playtex Products Inc.*	2,760,185

	TOTAL CONSUMER STAPLES	10,129,563

ENERGY - 6.9%
Energy Equipment & Services - 1.4%
437,600	Newpark Resources Inc.*	2,424,304

Oil, Gas & Consumable Fuels - 5.5%
89,900	Chesapeake Energy Corp.	2,838,143
209,900	Williams Cos. Inc.	5,169,837
39,000	XTO Energy Inc.	1,785,030

	Total Oil, Gas & Consumable Fuels	9,793,010

	TOTAL ENERGY	12,217,314

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	August 31, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 17.9%
Capital Markets - 6.8%
5,100	Goldman Sachs Group Inc.	$758,115
161,000	Janus Capital Group Inc.	2,862,580
22,000	Merrill Lynch & Co. Inc.	1,617,660
55,600	Morgan Stanley	3,657,924
134,000	Waddell & Reed Financial Inc., Class A Shares	3,111,480

	Total Capital Markets	12,007,759

Consumer Finance - 1.2%
39,000	American Express Co.	2,049,060

Diversified Financial Services - 1.9%
66,000	Bank of America Corp.	3,397,020

Insurance - 8.0%
66,900	American International Group Inc.	4,269,558
230,400	Marsh & McLennan Cos. Inc.	6,027,264
58,500	XL Capital Ltd., Class A Shares	3,839,940

	Total Insurance	14,136,762

	TOTAL FINANCIALS	31,590,601

HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 1.1%
42,500	Baxter International Inc.	1,886,150

INDUSTRIALS - 12.9%
Commercial Services & Supplies - 6.6%
24,700	Avery Dennison Corp.	1,529,918
74,200	Intermec Inc.*	2,223,032
38,000	John H. Harland Co.	1,419,680
46,500	Pitney Bowes Inc.	2,026,935
244,500	Quanta Services Inc.*	4,334,985

	Total Commercial Services & Supplies	11,534,550

Electrical Equipment - 1.1%
54,500	Energy Conversion Devices Inc.*	1,910,225

Industrial Conglomerates - 5.2%
33,200	3M Co.	2,380,440
261,500	Tyco International Ltd.	6,838,225

	Total Industrial Conglomerates	9,218,665

	TOTAL INDUSTRIALS	22,663,440

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 4.2%
324,500	3Com Corp.*	1,437,535
227,600	Cisco Systems Inc.*	5,004,924
31,300	CommScope Inc.*	914,273

	Total Communications Equipment	7,356,732

Computers & Peripherals - 3.2%
523,500	Adaptec Inc.*	2,156,820
51,600	Apple Computer Inc.*	3,501,060

	Total Computers & Peripherals	5,657,880

Office Electronics - 1.6%
195,400	Xerox Corp.*	2,893,874

Semiconductors & Semiconductor Equipment - 1.4%
420,200	Atmel Corp.*	2,424,554

	TOTAL INFORMATION TECHNOLOGY	18,333,040

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	August 31, 2006

SHARES	SECURITY	VALUE
MATERIALS - 3.0%
Metals & Mining - 1.5%
70,800	Cleveland-Cliffs Inc.	$2,582,076

Paper & Forest Products - 1.5%
81,700	Neenah Paper Inc.	2,742,669

	TOTAL MATERIALS	5,324,745

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $132,734,361)	146,176,428

FACE AMOUNT
SHORT-TERM INVESTMENT - 16.7%
Repurchase Agreement - 16.7%
$29,525,000	State Street Bank & Trust Co., dated 8/31/06, 4.810% due 9/1/06; Proceeds at maturity - $29,528,945; (Fully collateralized by U.S. Treasury Bond, 6.500% due 11/15/26; Market value - $30,117,731) (Cost - $29,525,000)	29,525,000

	TOTAL INVESTMENTS - 99.6% (Cost - $162,259,361#)	175,701,428
	Other Assets in Excess of Liabilities - 0.4%	663,483

	TOTAL NET ASSETS - 100.0%	$176,364,911

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Classic Values Fund (formerly known as Smith Barney Classic Values Fund ) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Trust (formerly known as Smith Barney Investment Trust) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,583,015
Gross unrealized depreciation	(5,140,948)

Net unrealized appreciation	$13,442,067

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2006

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 26, 2006